SEGMENTAL INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure of entity's operating segments [Abstract]
SEGMENTAL INFORMATION	SEGMENTAL INFORMATION
AngloGold Ashanti’s operating segments are being reported based on the financial information regularly provided to the Chief Executive Officer and the Executive Committee, collectively identified as the Chief Operating Decision Maker (CODM). Individual members of the Executive Committee are responsible for geographic regions of the business.

The reportable segment information is aligned with the Group’s new operating model which was announced in 2021 and implemented during 2022.

Under the new operating model, the manner in which the financial results are reported to the CODM and the composition of the operating segments continue to be reported per geographical region. In addition, a new segment, Projects has been introduced from the implementation of the new operating model (previously reported under the America’s segment). The Projects segment comprises all the major non-sustaining capital projects with the potential to be developed into operating entities. The comparative information of the affected operating segment information has been restated.

In addition to the geographical reportable segments structure, the Group has voluntarily disaggregated and disclosed the financial information on a line-by-line basis for each mining operation to facilitate comparability of mine performance.
Group analysis by origin is as follows:

Figures in millions	Gold income
US Dollars	2022	2021	2020
			Restated (8)
Geographical analysis of gold income by origin is as follows:
Africa * (1)	2,981	2,644	2,937
Kibali - Attributable 45%	596	659	647
Iduapriem	443	361	485
Obuasi	431	204	219
Siguiri	591	545	453
Geita	920	875	1,133

Australia *	967	890	989
Sunrise Dam	410	416	459
Tropicana - Attributable 70%	557	474	530

Americas *	1,036	1,028	1,211
Cerro Vanguardia	319	279	358
AngloGold Ashanti Mineração	557	600	649
Serra Grande	160	149	204

	4,984	4,562	5,137
Equity-accounted joint ventures included above	(596)	(659)	(647)
Continuing operations	4,388	3,903	4,490
Discontinued operations - South Africa	—	—	408
	4,388	3,903	4,898

Foreign countries included in the above and considered material are:
Australia	967	890	989
Argentina	319	279	358
Brazil	717	749	853
Ghana	874	565	704
Guinea	591	545	453
Tanzania	920	875	1,133
DRC	596	659	647

Geographical analysis of gold income by destination is as follows:
South Africa #	599	669	661
North America	409	699	580
South America	33	34	1
Australia	967	890	989
Europe	319	279	358
United Kingdom	2,066	1,446	2,095
Other #	591	545	453
	4,984	4,562	5,137
Equity-accounted joint ventures included above	(596)	(659)	(647)
Continuing operations	4,388	3,903	4,490
Discontinued operations - South Africa	—	—	408
Continuing and discontinued operations	4,388	3,903	4,898

# The Siguiri gold production is sold through an agent to multiple customers, the destination which is not determinable and as a result allocated to the Other category in the geographical analysis. The comparatives previously included under South Africa have been reclassified accordingly.

The Group's revenue is mainly derived from gold income. Approximately 55% of the Group's total gold produced is sold to three customers of the Group: ANZ Investment Bank Ltd in Australia (20%), Standard Chartered Bank in the United Kingdom (22%), and JP Morgan Chase N.A. London in the United Kingdom (13%). Due to the diversity and depth of the total gold market, the bullion banks do not possess significant pricing power.

Figures in millions	By product revenue
US Dollars	2022	2021	2020

Africa * (1)	4	5	4
Kibali - Attributable 45%	1	2	1
Iduapriem	1	1	1
Obuasi	1	—	—
Siguiri	—	1	—
Geita	1	1	2

Australia *	4	4	3
Sunrise Dam	1	1	1
Tropicana - Attributable 70%	3	3	2

Americas *	106	119	99
Cerro Vanguardia	75	93	82
AngloGold Ashanti Mineração	31	26	17

	114	128	106
Equity-accounted joint ventures included above	(1)	(2)	(1)
Continuing operations	113	126	105
Discontinued operations - South Africa	—	—	1
	113	126	106

Figures in millions	Cost of sales
US Dollars	2022	2021	2020
			Restated (8)

Africa * (1)	2,004	1,650	1,702
Kibali - Attributable 45%	342	350	340
Iduapriem	314	238	280
Obuasi	266	164	164
Siguiri	488	410	377
Geita	594	488	542
Administration and other	—	—	(1)

Australia *	783	740	705
Sunrise Dam	371	364	342
Tropicana - Attributable 70%	382	346	338
Administration and other	30	30	25

Americas *	913	822	764
Cerro Vanguardia	273	261	269
AngloGold Ashanti Mineração	477	435	392
Serra Grande	162	123	101
Administration and other	1	3	2

Corporate and other	4	(5)	(2)
	3,704	3,207	3,169
Equity-accounted joint ventures included above	(342)	(350)	(340)
Continuing operations	3,362	2,857	2,829
Discontinued operations - South Africa	—	—	287
	3,362	2,857	3,116

Figures in millions	Gross profit (loss) (2)
US Dollars	2022	2021	2020
			Restated (8)

Africa * (1)	981	999	1,239
Kibali - Attributable 45%	256	311	308
Iduapriem	130	124	206
Obuasi	165	41	55
Siguiri	103	135	76
Geita	327	388	593
Administration and other	—	—	1

Australia *	188	153	286
Sunrise Dam	40	53	117
Tropicana - Attributable 70%	177	130	194
Administration and other	(29)	(30)	(25)

Americas *	229	325	532
Cerro Vanguardia	122	111	157
AngloGold Ashanti Mineração	111	191	273
Serra Grande	(2)	26	104
Administration and other	(2)	(3)	(2)

Corporate and other	(9)	6	(2)
	1,389	1,483	2,055
Equity-accounted joint ventures included above	(256)	(311)	(308)
Continuing operations	1,133	1,172	1,747
Discontinued operations - South Africa	—	—	83
	1,133	1,172	1,830

Figures in millions	Amortisation
US Dollars	2022	2021	2020
			Restated (8)

Africa * (1)	367	268	354
Kibali - Attributable 45%	95	105	104
Iduapriem	80	19	74
Obuasi	40	22	11
Siguiri	50	47	41
Geita	102	75	124

Australia * (6)	172	150	160
Sunrise Dam	54	60	64
Tropicana - Attributable 70%	117	88	94
Administration and other	1	2	2

Americas *	185	161	163
Cerro Vanguardia	39	27	26
AngloGold Ashanti Mineração	106	108	109
Serra Grande	40	25	27
Administration and other	—	1	1

Corporate and other	4	3	2
	728	582	679
Equity-accounted joint ventures included above	(95)	(105)	(104)
Continuing operations	633	477	575

Figures in millions	Total assets (3)(4)
US Dollars	2022	2021	2020
		Restated (7)(9)	Restated (7)(9)

Africa * (1)	4,083	4,226	3,989
Kibali - Attributable 45%	1,063	1,604	1,604
Iduapriem	436	386	328
Obuasi	1,268	1,036	923
Siguiri	447	463	458
Geita	864	732	670
Administration and other	5	5	6

Australia * (6)	960	1,034	1,044

Americas *	1,406	1,573	1,370
Cerro Vanguardia	514	491	456
AngloGold Ashanti Mineração	625	781	650
Serra Grande	228	252	189
Administration and other	39	49	75

Projects * (7)	872	313	256
Colombian projects	244	211	176
North American projects	628	102	80

Corporate and other	751	854	1,046
	8,072	8,000	7,705

Figures in millions	Non-current assets (5)
US Dollars	2022	2021	2020
		Restated (7)(9)	Restated (7)(9)
Non-current assets considered material, by country are:
South Africa	40	61	59
Foreign entities	5,767	5,640	5,086

DRC	1,063	1,604	1,604
Ghana	1,349	1,191	948
Tanzania	594	510	425
Australia	758	806	849
Brazil	659	797	627
North America	617	—	—

Figures in millions	Capital expenditure
US Dollars	2022	2021	2020
		Restated (7)	Restated (7)(8)

Africa * (1)	576	506	435
Kibali - Attributable 45%	90	72	52
Iduapriem	146	105	60
Obuasi	159	168	206
Siguiri	27	38	30
Geita	154	123	87

Australia * (6)	202	185	143
Sunrise Dam	50	62	53
Tropicana - Attributable 70%	152	122	90
Administration and other	—	1	—

Americas *	322	346	168
Cerro Vanguardia	66	69	31
AngloGold Ashanti Mineração	199	195	104
Serra Grande	57	82	33

Projects * (7)	17	52	49
Colombian projects	16	52	49
North American projects	1	—	—

Corporate and other	1	11	—
Continuing operations	1,118	1,100	795
Discontinued operations - South Africa	—	—	35
	1,118	1,100	830
Equity-accounted joint ventures included above	(90)	(72)	(56)
	1,028	1,028	774
•The operating segments continue to be presented per geographical region. The additional information disaggregated and disclosed for each mining operation has been provided by the Group to facilitate comparability of mine performance.
(1)Includes equity-accounted investments.
(2)The Group's segmental profit measure is gross profit (loss), which excludes the results of associates and joint ventures. For the reconciliation of gross profit (loss) to profit before taxation and discontinued operations, refer to the Group income statement.
(3)Total assets include allocated goodwill of $105m (2021: $111m; 2020: $118m) for Australia and nil (2021: $8m; 2020: $8m) for Americas (note 15).
(4)In 2022, the Group's pre-tax impairments and derecognition of assets of $308m were accounted for in Corporate and other of nil (2021: $1m; 2020: nil), Africa Region of $4m (2021: $4m; 2020: nil) and the Americas of $304m (2021: $1m; 2020: nil). In 2020, there was an impairment reversal of $17m in South Africa.
(5)Non-current assets exclude financial instruments, deferred tax assets and reimbursive right for post-retirement benefits.
(6)The Australia total assets include property, plant and equipment, cash, leased assets, inventory and others assets which the Group is unable to allocate and disaggregate on a reasonable basis between the different mining operations, as some of these assets represent shared assets between the mining operations within the Australia geographical region. The amortisation disaggregated segment disclosures only relate to property, plant and equipment which do not represent shared assets and for which the Group can disaggregate and allocate on a reasonable basis to the different mining operations within the geographical region.
(7)    A new segment for Projects (previously reported under the Americas segment) has been introduced due to the implementation of the new operating model which comprises all the major non-sustaining capital projects with the potential to be developed into operating entities. Comparative information has been restated.
(8)     The adoption of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022 resulted in a retrospective increase in gold income of $168m, cost of sales of $130m, amortisation of $5m, gross profit of $38m and capital expenditure of $38m for 31 December 2020 . Refer to note 1.
(9) The total asset balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022..Refer to note 1.